INCOME TAX EXPENSES - Movement of valuation allowance (Details) - Valuation Allowance of Deferred Tax Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of valuation allowance
Balance at beginning of the year	¥ 161,864	¥ 54,261	¥ 32,926
Provided	46,724	107,603	21,335
Balance at end of the year	¥ 208,588	¥ 161,864	¥ 54,261